UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/11

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  07/12/11
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   78

Form 13F Information Table Value Total:   111,523
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
iShares Barclays Tips Bond Fun SHS BEN INT      464287176     1870 16900.000SH       SOLE                15850.000          1050.000
3M Company                     COM              88579y101      397     4190 SH       SOLE                     3690               500
AT&T Inc.                      COM              00206r102     1136    36170 SH       SOLE                    35370               800
Abbott Laboratories            COM              002824100     2013    38260 SH       SOLE                    37110              1150
Allergan                       COM              018490102     1619    19450 SH       SOLE                    17850              1600
Annaly Capital Mgmt            COM              035710409     1198    66401 SH       SOLE                    61866              4535
Ansys Inc                      COM              03662q105     1886    34500 SH       SOLE                    33400              1100
Apache Corp                    COM              037411105     3091    25050 SH       SOLE                    23850              1200
Apple Inc                      COM              037833100     3862    11506 SH       SOLE                    11056               450
Automatic Data Processing      COM              053015103     1620    30750 SH       SOLE                    30200               550
BHP Billiton ADR               COM              05545E209     1110    11730 SH       SOLE                    11080               650
Bank of America Corp           COM              060505104     1042    95048 SH       SOLE                    92048              3000
Bank of Montreal               COM              063671101      585     9200 SH       SOLE                     8750               450
Berkshire Hathaway A           COM              084670108     1161       10 SH       SOLE                        9                 1
Berkshire Hathaway B           COM              084670702     5922    76525 SH       SOLE                    72950              3575
C.H. Robinson Worldwide        COM              12541w209     1159    14700 SH       SOLE                    14500               200
Canadian National Railway      COM              136375102     1626    20350 SH       SOLE                    19600               750
Canadian Natural Resources     COM              136385101      303     7250 SH       SOLE                     7050               200
Chevron                        COM              166764100     3905    37967 SH       SOLE                    36467              1500
ConocoPhillips                 COM              20825c104      211     2800 SH       SOLE                     2800
Cummins Inc                    COM              231021106     3242    31325 SH       SOLE                    29575              1750
Dentsply International         COM              249030107     1402    36810 SH       SOLE                    34910              1900
Du Pont (E.I.) De Nemours      COM              263534109      935    17300 SH       SOLE                    16600               700
EMC Corporation                COM              268648102     1512    54900 SH       SOLE                    53500              1400
Edison International           COM              281020107      246     6346 SH       SOLE                     6346
Ensco PLC ADR                  COM              29358Q109     1469    27560 SH       SOLE                    26160              1400
Expeditors Intl Wash           COM              302130109     4467    87256 SH       SOLE                    83456              3800
Express 1 Expedited Solutions  COM              30217Q108      893   286990 SH       SOLE                   280540              6450
Exxon Mobil                    COM              30231g102     4164    51164 SH       SOLE                    49414              1750
Flowserve                      COM              34354P105      746     6785 SH       SOLE                     6785
Freeport-McMoran Copper & Gold COM              35671d857      971    18350 SH       SOLE                    17950               400
Gabelli Global Gold Nat Res In COM              36244N109      322    18100 SH       SOLE                    16900              1200
Gafisa S.A. ADR                COM              362607301      515    54400 SH       SOLE                    53600               800
General Dynamics               COM              369550108     3414    45820 SH       SOLE                    44220              1600
General Electric Co            COM              369604103      665    35247 SH       SOLE                    31447              3800
Gentex                         COM              371901109     1170    38700 SH       SOLE                    38200               500
Goldman Sachs                  COM              38141g104      519     3900 SH       SOLE                     3900
Google Inc                     COM              38259P508      832     1643 SH       SOLE                     1629                14
Home Depot Inc                 COM              437076102      350     9654 SH       SOLE                     9654
Honeywell Inc                  COM              438516106      238     4000 SH       SOLE                     4000
IBM                            COM              459200101     3198    18640 SH       SOLE                    17890               750
Johnson & Johnson              COM              478160104     1650    24807 SH       SOLE                    24132               675
Kraft Foods                    COM              50075N104      379    10750 SH       SOLE                     9750              1000
L-3 Communications Hldgs       COM              502424104     1817    20775 SH       SOLE                    20575               200
Linear Technology Corporation  COM              535678106      378    11444 SH       SOLE                    11044               400
Lockheed Martin Corp           COM              539830109     2239    27650 SH       SOLE                    26850               800
McDonalds Corp                 COM              580135101     3683    43675 SH       SOLE                    42575              1100
Microsoft Corp                 COM              594918104      423    16250 SH       SOLE                    15250              1000
Mission West Properties        COM              605203108      118    13461 SH       SOLE                    11961              1500
Monsanto                       COM              61166W101     1346    18550 SH       SOLE                    18300               250
Mosaic Company                 COM              61945C103     2238    33050 SH       SOLE                    31550              1500
National Grid PLC              COM              636274300      860    17400 SH       SOLE                    16800               600
Pepsico Incorporated           COM              713448108     3359    47690 SH       SOLE                    46690              1000
Petroleo Brasileiro ADR        COM              71654V408      742    21900 SH       SOLE                    21300               600
Plum Creek Timber              COM              729251108     2293    56550 SH       SOLE                    53600              2950
PriceSmart Inc                 COM              741511109      416     8121 SH       SOLE                     7921               200
Procter & Gamble               COM              742718109      474     7450 SH       SOLE                     7350               100
Public Storage Inc             COM              74460d109     1647    14450 SH       SOLE                    14100               350
Rio Tinto PLC ADR              COM              767204100      506     7000 SH       SOLE                     6800               200
Rogers Corp                    COM              775133101      722    15620 SH       SOLE                    15620
SPDR Gold Trust                COM              78463v107      902     6175 SH       SOLE                     6175
SPDR S&P Dividend              COM              78464A763      969    17930 SH       SOLE                    16980               950
Sprint Nextel                  COM              852061100       78    14500 SH       SOLE                    14500
Starwood Property Trust        COM              85571B105      733    35750 SH       SOLE                    34650              1100
Stryker Corp                   COM              863667101     2417    41177 SH       SOLE                    39277              1900
Syngenta AG                    COM              87160A100      274     4050 SH       SOLE                     4050
Sysco                          COM              871829107     1027    32950 SH       SOLE                    30950              2000
Target Corp                    COM              87612e106     2031    43300 SH       SOLE                    42900               400
Teck Resources                 COM              878742204      705    13904 SH       SOLE                    12904              1000
Teradata Corp                  COM              88076W103     2107    35000 SH       SOLE                    34600               400
Total Fina                     COM              89151E109      879    15200 SH       SOLE                    14150              1050
U.S. Bancorp                   COM              902973304     1075    42152 SH       SOLE                    39652              2500
Verizon Communications         COM              92343V104     1137    30545 SH       SOLE                    29345              1200
Vodafone Group ADR             COM              92857w209     2105    78765 SH       SOLE                    75165              3600
Wal-Mart Stores                COM              931142103      234     4400 SH       SOLE                     4400
Wells Fargo & Co               COM              949746101     1348    48051 SH       SOLE                    46451              1600
iShares Gold Trust ETF         COM              464285105      414    28300 SH       SOLE                    26400              1900
iShares Silver Trust           COM              46428q109      816    24100 SH       SOLE                    23800               300